LONG-TERM INVESTMENTS (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
CHS
Allcure Information	10.00%	100.00%
Equity Method Investments, Fair Value Disclosure	¥ 22,925
Sale of Stock, Percentage of Ownership after Transaction	10.00%
Allcure Information [Member]
Allcure Information	9.60%	9.60%	9.60%	20.00%
Equity Method Investments, Fair Value Disclosure		¥ 22,160
Impairment	¥ 0	¥ 0